Intangibles (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Useful Life
Net Intangibles, September 30, 2018	12-13 Years	$200,081
Less: amortization		(10,622)
Net Intangibles, March 31, 2019		$189,459

	Useful Life
Net Intangibles, December 31, 2016	12-13 years	$180,890
License agreement amendment		53,115
Less: amortization		(17,633)
Net Intangibles, December 31, 2017		216,372
Less: amortization		(16,291)
Net Intangibles, September 30, 2018		$200,081